Cover Page	Feb. 01, 2022
Cover page. [Abstract]
Document Type	8-K
Document Period End Date	Feb. 01, 2022
Entity Registrant Name	NEENAH INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32240
Entity Tax Identification Number	20-1308307
Entity Address, Address Line One	3460 Preston Ridge Road
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30005
City Area Code	678
Local Phone Number	566-6500
Title of 12(b) Security	Common Stock
Trading Symbol	NP
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001296435
Amendment Flag	false